INVESTMENTS - Analysis of investments including related gains and losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Investments, beginning of year	$ 926,019	$ 3,596,592
Disposal of investments	(752,634)	(1,097,814)
Realized gains (losses) on investments	160,701	(380,877)
Unrealized gains (losses) on investments	979,160	(1,191,882)
Transferred from investment in associates	7,582,313
Investments, end of year	$ 8,895,559	$ 926,019